VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—95.0%
Communication Services—10.9%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$78	$79
144A 4.750%, 3/1/30(1)	425	408
CMG Media Corp. 144A 8.875%, 6/18/29(1)	230	211
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	510	429
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	228	228
144A 8.875%, 2/1/30(1)	95	94
144A 8.875%, 2/1/30(1)	15	15
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	80	79
Hughes Satellite Systems Corp. 6.625%, 8/1/26	100	95
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	160	153
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	46
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	130	134
Snap, Inc. 144A 6.875%, 3/15/34(1)	190	192
Telesat Canada 144A 6.500%, 10/15/27(1)	90	44
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	110	114
Warnermedia Holdings, Inc. 5.141%, 3/15/52	100	75
		2,396

Consumer Discretionary—7.2%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	165	169
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	305	289
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	160	164
Clarios Global LP 144A 6.750%, 2/15/30(1)	15	15
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	170	127
Ford Motor Credit Co. LLC 6.500%, 2/7/35	120	123
Newell Brands, Inc.
6.375%, 9/15/27	275	279
6.625%, 9/15/29	89	89
6.375%, 5/15/30	60	59
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	104
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	160	157
		1,575

Consumer Staples—2.2%
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	365	368
	Par Value	Value

Consumer Staples—continued
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	$115	$115
		483

Energy—16.3%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	106
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	215	223
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	80	83
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	95	84
Ecopetrol S.A.
4.625%, 11/2/31	26	23
8.875%, 1/13/33	22	24
Energy Transfer LP
8.000%, 5/15/54	10	11
Series G 7.125%(2)	230	238
Series H 6.500%(2)	410	412
Genesis Energy LP 8.875%, 4/15/30	160	169
Harbour Energy plc 144A 6.327%, 4/1/35(1)	135	139
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	125	132
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	110	110
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	200	203
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(1)	55	56
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	120	119
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	215	221
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(4)	120	— (5)
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	290	294
South Bow Canadian Infrastructure Holdings Ltd.
7.500%, 3/1/55	200	212
7.625%, 3/1/55	15	16
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	113
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	55	59
Transocean International Ltd.
144A 8.750%, 2/15/30(1)	71	75
144A 8.500%, 5/15/31(1)	90	88
144A 7.875%, 10/15/32(1)	5	5
Venture Global LNG, Inc.
144A 9.000%(1)(2)	110	109
144A 9.875%, 2/1/32(1)	220	239
		3,563

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—25.2%
Acrisure LLC
144A 8.250%, 2/1/29(1)	$60	$63
144A 6.000%, 8/1/29(1)	95	94
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	105	109
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	240	187
American National Group, Inc. 7.000%, 12/1/55	34	35
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	110	112
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	110	115
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(2)	217	235
Banco Mercantil del Norte S.A. 144A 6.625% (1)(2)	267	260
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	220	216
Block, Inc. 6.500%, 5/15/32	210	217
BNP Paribas S.A. 144A 7.450% (1)(2)	215	224
Citigroup, Inc. Series X 3.875% (2)	410	406
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(1)	34	35
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	90	97
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	205	217
Grifols S.A. 144A 4.750%, 10/15/28(1)	120	117
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	105	108
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	395	388
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	166	162
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	105	90
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	194
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	90	91
OneMain Finance Corp.
7.125%, 11/15/31	180	187
6.750%, 3/15/32	15	15
6.500%, 3/15/33	70	70
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	15	15
Organon & Co. 144A 4.125%, 4/30/28(1)	115	111
Reinsurance Group of America, Inc. 6.650%, 9/15/55	165	173
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(1)	20	20
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	105	108
Saks Global Enterprises LLC
144A 11.000%, 12/15/29(1)	39	14
	Par Value	Value

Financials—continued
144A 11.000%, 12/15/29(1)	$78	$39
SGUS LLC 144A 11.000%, 12/15/29(1)	50	47
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	960	946
		5,517

Health Care—5.8%
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	5	5
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	165	161
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	620	561
144A 4.750%, 2/15/31(1)	125	108
CVS Health Corp. 6.750%, 12/10/54	113	116
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	35	36
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	95	103
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	180	182
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	5	5
		1,277

Industrials—9.6%
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	410	422
Cimpress plc 144A 7.375%, 9/15/32(1)	175	175
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	175	170
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(1)	225	236
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	115	119
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	165	174
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	10	10
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	40	42
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	115	117
Icahn Enterprises LP
6.250%, 5/15/26	15	15
5.250%, 5/15/27	25	25
144A 10.000%, 11/15/29(1)	85	85
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	165	162
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	145	150
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	195	202
		2,104

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—1.2%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	$125	$130
Intel Corp. 3.100%, 2/15/60	210	124
		254

Materials—7.0%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	230	76
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	125	129
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	215	215
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	185	185
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	230	228
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	215	212
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	100	100
OCP S.A.
144A 3.750%, 6/23/31(1)	15	14
144A 6.875%, 4/25/44(1)	63	66
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(1)(6)	39	39
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	55	59
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	201
		1,524

Real Estate—0.8%
Office Properties Income Trust 144A 9.000%, 9/30/29(1)(7)	259	166
Utilities—8.8%
AES Corp. (The) 7.600%, 1/15/55	410	425
American Electric Power Co., Inc. 6.950%, 12/15/54	220	238
Ferrellgas LP
144A 5.375%, 4/1/26(1)	45	45
144A 5.875%, 4/1/29(1)	605	563
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	95	97
144A 8.375%, 2/15/32(1)	70	72
Sempra 6.375%, 4/1/56	55	56
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	5	5
144A 6.500%, 1/15/34(1)	20	21
Vistra Corp. 144A 8.000% (1)(2)	390	399
		1,921

Total Corporate Bonds and Notes (Identified Cost $20,919)		20,780

	Shares	Value
Preferred Stock—1.1%
	Financials—1.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (8)	$245
	Total Preferred Stock (Identified Cost $250)	245

	Total Long-Term Investments—96.1% (Identified Cost $21,169)	21,025

	TOTAL INVESTMENTS—96.1% (Identified Cost $21,169)	$21,025
	Other assets and liabilities, net—3.9%	843
	NET ASSETS—100.0%	$21,868

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $15,856 or 72.5% of net assets.

(2)	No contractual maturity date.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Amount is less than $500 (not in thousands).
(6)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(7)	Security in default; no interest payments are being received.
(8)	Value shown as par value.

Country Weightings†
United States	81%
Canada	5
Mexico	2
Cayman Islands	2
United Kingdom	2
Luxembourg	2
France	1
Other	5
Total	100%
† % of total investments as of September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$20,780	$20,780	$— (1)
Equity Securities:
Preferred Stock	245	245	—
Total Investments	$21,025	$21,025	$— (1)

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using quoted prices (Level 1) at September 30, 2025.
Securities held by the Fund with an end of period value of $—(1)  were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
(1) Amount is less than $500 (not in thousands).
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.